1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN Associate +1 202 261 3304 Direct +1 202 261 3024 Fax

May 8, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Weitz Funds
(File Nos. 333-107797 and 811-21410)

Ladies and Gentlemen:

On behalf of the Weitz Funds (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 27 to the Trust’s registration statement on Form N-1A.

This filing is being made for the purpose of registering the shares of the Weitz Core Plus Income Fund, a new series of the Trust, and providing disclosure on the Weitz Core Plus Income Fund’s investment objectives, risks, fees, expenses and other information as required by Form N-1A.  In addition, this filing is being made for the purpose of reflecting, among other things:  (i) the addition of “Institutional Class” shares for the Weitz Value Fund and the Weitz Partners Value Fund; (ii) changes to the management fees for the Weitz Value Fund and the Weitz Partners Value Fund; (iii) changes to the administrative and service agreements; (iv) the elimination of the prior service and distribution plan adopted under Rule 12b-1 of the Investment Company Act of 1940, as amended, for the Weitz Partners III Opportunity Fund and the Weitz Short-Intermediate Income Fund; and (v) the adoption of a new shareholder administrative services plan for the Weitz Value Fund, Weitz Partners Value Fund, Weitz Partners III Opportunity Fund, Weitz Short-Intermediate Income Fund and Weitz Core Plus Income.

No fee is required in connection with this filing.  On behalf of the Trust, we hereby undertake to make any additional filings to respond to comments that you might have with respect to this filing, add any additional non-material disclosure that may be required to complete the registration statement and file the appropriate exhibits.

Securities and Exchange
Commission
May 8, 2014

Should you have any questions regarding this filing, please contact the undersigned at 202.261.3304 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen